IMPAIRMENT - Goodwill (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Impairment
Goodwill impairment		$ 0	$ 0
Goodwill		$ 654,799	$ 638,878		$ 194,015
Canadian Reporting Unit
Impairment
Goodwill impairment	$ 451,100
United States Reporting Unit
Impairment
Goodwill				$ 149.4